PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Composition of Property and Equipment

The following table sets forth the composition of property and equipment, net as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Lab equipment	$569	$570
Furniture and fixtures	16	16
Computer equipment	99	97
Software	32	28
Leasehold improvements	293	293
Property and equipment, gross	1,009	1,004
Less: accumulated depreciation	(966)	(881)
Total Property and Equipment, Net	$43	$123